Employee Benefits - Summary of Change in Plan Assets (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	₨ 1,782	₨ 1,434	₨ 1,525
Net interest on net defined benefit liability/(asset)	63	25	7
Net gratuity cost/(benefit)	1,845	1,459	1,532
Actual return on plan assets	₨ 513	₨ 607	₨ 501